Investments (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Summary of Company's Investments
The Company’s investments consisted of the following:

	December 31, 2023	March 31, 2023
	(Amounts in millions)
Investments in equity method investees	$67.1	$63.1
Other investments	4.4	1.6

	$71.5	$64.7

The Company’s investments consisted of the following:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Investments in equity method investees	$63.1	$53.9
Other investments	1.6	2.1

	$64.7	$56.0

Summary of Summarized Financial Information
Summarized Financial Information.
Summarized financial information for the Company’s equity method investees on an aggregate basis is set forth below:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Current assets	$189.0	$125.3
Non-current assets	$203.0	$166.4
Current liabilities	$215.5	$253.9
Non-current liabilities	$65.0	$59.8

Summary of Financial Information for The Company's Equity Method Investees

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Revenues	$185.3	$86.0	$84.6
Gross profit	$35.1	$26.5	$32.0
Net loss	$(39.0)	$(46.1)	$(62.6)